Income Taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2008
Income Taxes
Effective income tax reconciliation statutory tax rate					25.00%
Effective income tax reconciliation tax exempt income				25.00%
Income tax expense benefit	¥ (2,622)	$ (361)	¥ (2,395)
Effective income tax rate from continuing operations	(5.00%)	(5.00%)	(30.00%)
Hainan quhuo and haikou chengtu
Income Taxes
Effective income tax rate reconciliation reduction				15.00%
Beijing quhuo
Income Taxes
Effective income tax rate reconciliation reduction	15.00%	15.00%
Hong Kong
Income Taxes
Effective income tax reconciliation statutory tax rate	16.50%	16.50%
Withholding tax rate	0.00%	0.00%
State Administration of Taxation, China
Income Taxes
Assessable profit				¥ 3,000
Preferential tax rate				20.00%